Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 3,000		$ 3,902,000	$ (3,393,000)	$ 512,000
Beginning balance, shares at Dec. 31, 2018	26,341,908	1
Common shares issued in private offerings			2,575,000		2,575,000
Common shares issued in private offerings, shares	1,287,500
Net Loss				(2,460,000)	(2,460,000)
Ending balance, value at Dec. 31, 2019	$ 3,000		6,477,000	(5,853,000)	627,000
Ending balance, shares at Dec. 31, 2019	27,629,408	1
Common shares issued in private offerings			1,960,000		1,960,000
Common shares issued in private offerings, shares	980,000
Fair value of common shares issued for services			115,000		115,000
Fair value of common shares issued for services, shares	57,500
Net Loss				(2,077,000)	(2,077,000)
Ending balance, value at Sep. 30, 2020	$ 3,000		8,552,000	(7,930,000)	625,000
Ending balance, shares at Sep. 30, 2020	28,666,908	1
Beginning balance, value at Dec. 31, 2019	$ 3,000		6,477,000	(5,853,000)	627,000
Beginning balance, shares at Dec. 31, 2019	27,629,408	1
Common shares issued in private offerings			2,513,000		2,513,000
Common shares issued in private offerings, shares	1,269,250
Fair value of common shares issued for services			115,000		115,000
Fair value of common shares issued for services, shares	57,500
Net Loss				(3,284,000)	(3,284,000)
Ending balance, value at Dec. 31, 2020	$ 3,000		9,105,000	(9,137,000)	(29,000)
Ending balance, shares at Dec. 31, 2020	28,956,158	1
Common shares issued in private offerings			5,245,000		5,245,000
Common shares issued in private offerings, shares	2,597,500
Fair value of common shares issued for services			1,683,000		1,683,000
Fair value of common shares issued for services, shares	841,500
Fair value of vested options and warrants issued for services			1,085,000		1,085,000
Fair value of warrants issued as a debt discount			576,000		576,000
Net Loss				(7,020,000)	(7,020,000)
Ending balance, value at Sep. 30, 2021	$ 3,000		$ 17,694,000	$ (16,157,000)	$ 1,540,000
Ending balance, shares at Sep. 30, 2021	32,395,158	1